Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Schedule of provision (benefit) for income taxes

	Year Ended December 31,
	2011	2010	2009
Current—State	$385	$291	$221
Current—Federal	—	—	57
Deferred	(8,728)	1,401	(11,767)

	$(8,343)	$1,692	$(11,489)

Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%

Schedule of components of deferred tax assets and liabilities

(in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets
Accounts receivable	$753	$780
Accrued compensation and pension	8,593	7,701
Inventories	494	335
Other assets	2,263	3,836
Unrealized loss on cash flow hedge	1,868	6,372
Unrealized loss on pension	4,464	2,818
Net operating loss carryforwards	62,577	50,263

Deferred tax assets	81,012	72,105
Valuation allowance	(15,052)	(11,958)

Deferred tax assets	65,960	60,147
Deferred tax liabilities
Accelerated depreciation and amortization	(128,503)	(118,403)
Prepaid assets	(786)	(692)

Total deferred tax liabiliites	(129,289)	(119,095)

Net deferred tax liability	$(63,329)	$(58,948)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

(in thousands)
Unrecognized tax benefits balance at January 1, 2009	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in 2010	—

Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in current period	1,653

Unrecognized tax benefits balance at December 31, 2011	$3,753